File No. 333-49692

                   As filed with the SEC on February 22, 2001
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         X Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1

                           (Check appropriate box or boxes)

                                 VISION GROUP OF FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900

                        (Area Code and Telephone Number)

                              5800 CORPORATE DRIVE

                       PITTSBURGH, PENNSYLVANIA 15237-7010

                      (Address of Principal Executive Offices --
                        Number, Street, City, State, Zip Code)

                           C. GRANT ANDERSON, ESQUIRE

                           FEDERATED SERVICES COMPANY

                               1001 LIBERTY AVENUE

                            PITTSBURGH, PA 15222-3779

                       (Name and Address of Agent for Service --
                        Number, Street, City, State, Zip Code)

                                   Copies to:

                            ALLAN S. MOSTOFF, ESQUIRE

                                     DECHERT

                               1775 EYE STREET, NW

                           WASHINGTON, D.C. 20006-2401

                                 (202) 261-3300

                             BRUCE G. LETO, ESQUIRE

                      STRADLEY, RONON, STEVENS & YOUNG, LLP

                            2600 ONE COMMERCE SQUARE

                             PHILADELPHIA, PA 19103

                                 (215) 564-8000

                           MICHAEL P. MALLOY, ESQUIRE

                           DRINKER BIDDLE & REATH LLP

                                ONE LOGAN SQUARE

                           PHILADELPHIA, PA 19103-6996

                                 (215) 988-2978

                           MATTHEW G. MALONEY, ESQUIRE

                     DICKSTEIN SHAPIRO MORIN & OSHINSKY, LLP

                                2101 L STREET, NW

                           WASHINGTON, D.C. 20037-1526

                                 (202) 828-2218

     It is proposed that this filing will become effective immediately upon filing pursuant to

                                  Rule 485(b).

       TITLE OF SECURITIES BEING REGISTERED - SHARES OF BENEFICIAL INTEREST OF:

                  Vision Intermediate Term Bond Fund - Class A Shares
              Vision Pennsylvania Municipal Income Fund - Class A Shares
         Vision Managed Allocation Fund - Conservative Growth - Class A Shares
          Vision Managed Allocation Fund - Aggressive Growth - Class A Shares
           Vision Managed Allocation Fund - Moderate Growth - Class A Shares
                     Vision Small Cap Stock Fund - Class A Shares
                   Vision International Equity Fund - Class A Shares
                      Vision Large Cap Core Fund - Class A Shares

                  Vision Treasury Money Market Fund - Class A Shares
                     Vision Institutional Prime Money Market Fund

              Vision Institutional Limited Duration U.S. Government Fund


NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                     PART C

                                OTHER INFORMATION

Item 15.    INDEMNIFICATION

            Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to Section 7 of Article VII of the Declaration of Trust.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    EXHIBITS

      (1)   Copies of the Charter of the Registrant as now in effect.

          (a) Conformed copy of Certificate of Trust of the Registrant, is incorporated by reference to Registrant's Post-Effective Amendment No.46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

          (b) Conformed copy of Agreement and Declaration of Trust of the Registrant, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

      (2)   By-Laws.

     By-Laws of the Registrant, are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 43 on Form N-1A filed electronically with the SEC on August 25, 2000 (File Nos. 33-20673 and 811-5514).

      (3)   Voting Trust Agreement.

            Not applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

            (a) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Intermediate Term Bond Fund, is filed electronically herewith as Exhibit (4)(a).

            (b) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Pennsylvania Municipal Income Fund, is filed electronically herewith as Exhibit (4)(b).

            (c) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Managed Allocation Fund - Conservative Growth, is filed electronically herewith as Exhibit (4)(c).

            (d) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Managed Allocation Fund - Moderate Growth, is filed electronically herewith as Exhibit (4)(d).

            (e) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Managed Allocation Fund - Aggressive Growth, is filed electronically herewith as Exhibit (4)(e).

            (f) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Small Cap Stock Fund, is filed electronically herewith as Exhibit
            (4)(f).

            (g) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision International Equity Fund, is filed electronically herewith as Exhibit (4)(g).

            (h) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Large Cap Core Fund, is filed electronically herewith as Exhibit
            (4)(h).

            (i) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Treasury Money Market Fund, is filed electronically herewith as Exhibit (4)(i).

            (j) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Institutional Prime Money Market Fund, is filed electronically herewith as Exhibit (4)(j).

            (k) Conformed copy of Agreement and Plan of Reorganization between Vision Group of Funds and Governor Funds, with respect to Vision Institutional Limited Duration U.S. Government Fund, is filed electronically herewith as Exhibit (4)(k).

      (5)   Instruments defining the rights of security holders.

            The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:

            (a)   Agreement and Declaration of Trust.
                  See Article III, "Shares," Section 4 and Section 6; Article V, "Shareholders' Voting Powers and Meetings," Section 1; and
                  Article VI, "Net Asset Value, Distributions and Redemptions,"
                  Section 2.

            (b)   By-Laws.
                  See Article II, "Meetings of Shareholders," Section 6 and
                  Section 9.

      (6)   Investment Advisory Contracts.

          (a) Conformed copy of Investment Advisory Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

          (b) Conformed copy of Exhibit B to Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996. (File Nos. 33-20673 and 811-5514).

          (c) Conformed copy of Exhibit C to Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed electronically with the SEC on September 24, 1997 (File Nos. 33-20673 and 811-5514).

          (d) Conformed copy of Sub-advisory Agreement for the Vision New York Tax-Free Money Market Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999, (File Nos. 33-20673 and 811-5514).

          (e) Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999, (File Nos. 33-20673 and 811-5514).

          (f) Conformed copy of Exhibit D to the Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

          (g) Conformed copy of Exhibit E to the Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

          (h) Conformed copy of Assignment of Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

          (i) Conformed copy of Subadvisory Agreement for the Vision Mid Cap Stock Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

          (j) Conformed copy of Subadvisory Agreement for the Vision Large Cap Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

          (k) Conformed copy of Investment Advisory Contract Letter Agreement of the Registrant, dated October 24, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

      (7)   Underwriting or Distribution Contracts.

          (a) Conformed copy of Distributor's Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

          (b) Conformed copy of Exhibit C to Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

          (c) Conformed copy of Exhibit D to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

          (d) Conformed copy of Exhibit E to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

          (e) Conformed Copy of Exhibit F to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed electronically with the SEC on June 23, 1999 (File Nos. 33-20673 and 811-5514).

          (f) Conformed Copy of Exhibits G & H to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

          (g) Conformed copy of Exhibit I to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

          (h) Conformed copy of Distributor's Contract of the Registrant, dated November 1, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

      (8)   Bonus, Profit Sharing, Pension or other similar contracts.

            Not Applicable.

      (9)   Custodian Agreements.

          (a) Conformed copy of Custodian Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed electronically with the SEC on June 26, 1995 (File Nos. 33-20673 and 811-5514).

          (b) Copy of Amendment No. 2 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

          (c) Copy of Amendment No. 3 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

          (d) Conformed copy of State Street Domestic Custody Fee Schedule is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

          (e)  Conformed  copy of  Amendment  No. 4 to  Exhibit  A to  Custodian
               Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed electronically with the SEC on June 23, 1999 (File Nos. 33-20673 and 811-5514).

          (f)  Conformed  copy of  Amendment  No. 5 to  Exhibit  A to  Custodian
               Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

          (g) Conformed copy of Custodian Agreement of the Registrant, dated November 8, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).



      (10)  Rule 12b-1 Plan and Rule 18f-3 Plan.

          (a)  Rule 12b-1 Plan

          (i) Copy of Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 1993 (File Nos. 33-20673 and 811-5514).

     (ii) Conformed copy of 12b-1 Plan for Class B Shares and Exhibit A is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (iii)Conformed copy of Exhibit B to Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

     (iv) Conformed copy of Exhibit C to Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

     (v) Conformed copy of Exhibit D to Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

     (vi) Copy of Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 1993 (File Nos. 33-20673 and 811-5514).

     (vii)Copy of Exhibit B to Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

     (viii) Copy of Exhibit C to Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

     (ix) Amended and Restated Plan with conformed copy of Exhibit D is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

     (x) Copy of Dealer (Sales) Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 1993 (File Nos. 33-20673 and 811-5514).

     (xi) Conformed copy of Exhibit E to Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).

     (xii)Conformed copy of Exhibit F to Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (xiii) Conformed copy of Exhibit B to the Class B Shares Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (xiv)Conformed copy of Rule 12b-1 Plan Letter Agreement, dated October 24, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

     (xv) Conformed copy of Rule 12b-1 Plan regarding Class A Shares and Class S Shares, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

     (xvi)Conformed copy of Rule 12b-1 Plan regarding Class B Shares, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

     (xvii) Form of Rule 12b-1 Agreement, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

            (b)   Rule 18f-3 Plan

     (i) Conformed copy of the Registrant's Multiple Class Plan with conformed copies of Exhibits A and B is incorporated by reference to
          Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

     (ii) Conformed copy of Exhibit C to the Multiple Class Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (iii)Conformed copy of Exhibit D to the Multiple Class Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (iv) Conformed copy of Multiple Class Plan, dated November 1, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

      (11)  Opinion of Counsel.

            Conformed copy of Opinion and Consent of Counsel as to the legality of the securities being registered, is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed electronically with the SEC on June 27, 1994 (File Nos. 33-20673 and 811-5514) .

      (12) Opinion of Counsel supporting the tax matters and consequences to shareholders.

            (a) Conformed copy of Tax Opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders for the reorganizations pursuant to Section 368(a)(1)(F) of the Internal Revenue Code discussed in the Prospectus/Proxy Statement for the Reorganization, is filed electronically herewith as Exhibit No. (12)(a).

            (b) Conformed copy of Tax Opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Prospectus/Proxy Statement for the Reorganization, is filed electronically herewith as Exhibit No. (12)(b).

      (13)  Other material contracts.

     (a) Fund Accounting Services, Administrative Services and Transfer Agency Agreements

     (i) Conformed copy of Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed electronically with the SEC on June 20, 1997 (File Nos. 33-20673 and 811-5514).

     (ii) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

     (iii)Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

     (iv) Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

     (v) Conformed copy of Amendment #2 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).

     (vi) Conformed copy of Amendment #3 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (vii)Conformed copy of Recordkeeping Agreement including exhibits A-C is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999 (File Nos. 33-20673 and 811-5514).

     (viii) Conformed copy of Amendment #1 to Exhibit A to the Recordkeeping Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (ix) Conformed copy of Sub-Transfer Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999 (File Nos. 33-20673 and 811-5514).

     (x)  Conformed  copy of  Amendment  No. 1 to Exhibit A of the  Sub-Transfer
          Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (xi) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed electronically with the SEC on October 22, 1999 (File Nos. 33-20673 and 811-5514).

     (xii)Conformed copy of Amendment No. 4 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (xiii) Conformed copy of Amendment No. 2 to Exhibit A to the Sub-Transfer Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed electronically with the SEC on June 28, 2000 (File Nos. 33-20673 and 811-5514).

     (xiv)Copy of Exhibit B to the Sub-Transfer Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed electronically with the SEC on June 28, 2000 (File Nos. 33-20673 and 811-5514).

     (xv) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated November 8, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

            (b)   Shareholder Services Agreement

     (i) Conformed copy of Administrative Services Agreement of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

     (ii) Conformed copy of Shareholder Services Plan of Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

     (iii)Conformed copy of Exhibit A to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

     (iv) Conformed copy of Amendment #2 to Exhibit A to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

     (v) Conformed copy of Amended and Restated Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed electronically with the SEC on May 3, 1996 (File Nos. 33-20673 and 811-5514).

     (vi) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

     (vii)Conformed  Copy  of  Amendment  No.  2 to  Exhibit  A  to  Shareholder
          Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (viii) Conformed copy of Amendment No. 1 to Exhibit A to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).

     (ix) Conformed copy of Amendment No. 3 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (x) Conformed copy of Amendment No. 4 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (xi) Conformed copy of Exhibit I to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (xii)Conformed copy of Amendment No. 3 to Exhibit A to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

     (xiii) Conformed copy of Shareholder Services Agreement Letter Agreement, dated October 24, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

     (xiv)Conformed copy of Shareholder Services Plan of Registrant, dated November 1, 2000, is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

      (14)  Other opinions and consents.

            (a) Consent of Ernst & Young LLP, independent auditors to the Registrant, is incorporated by reference to Registrant's Form N-14 filed electronically with the SEC on November 9, 2000 (File No. 333-49692).

            (b) Consent of KPMG LLP, independent auditors to the Governor Funds, is incorporated by reference to Registrant's Form N-14 filed electronically with the SEC on November 9, 2000 (File No. 333-49692).

      (15)  Omitted financial statements.

            Not Applicable.

      (16)  Power of Attorney.

     (a)  Power-of-Attorney  appointing C. Todd Gibson as  attorney-in-fact  and
agent,  is   incorporated   by  reference  to   Registrant's   Form  N-14  filed
electronically with the SEC on November 9, 2000 (File No. 333-49692).

     (b) Conformed copy of Power of Attorney of Trustee John S. Cramer is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed electronically with the SEC on February 14, 2001 (File Nos. 33-20673 and 811-5514).

Item 17.    UNDERTAKINGS

      (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion."

                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 22nd day of February, 2001.

                                    VISION GROUP OF FUNDS


                                    By: /S/C. GRANT ANDERSON

                                       C. Grant Anderson, Secretary
                                       Attorney in Fact for Edward C. Gonzales

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                            TITLE:                  DATE:


/s/ C. Grant Anderson            Attorney in Fact for    February 22, 2001
                               the Persons Listed

                                 Below

---------------------------------
C. Grant Anderson

                                 President and

                                Treasurer (Chief

                              Executive Officer and

                               Principal Financial

                                 and Accounting Officer)
---------------------------------
Edward C. Gonzales*

                                 Trustee

---------------------------------
Randall I. Benderson*

                                 Trustee

---------------------------------
Joseph J. Castiglia*

                                 Trustee

---------------------------------
Daniel R. Gernatt, Jr.*

                                 Trustee

---------------------------------
George K. Hambleton, Jr.*

                                 Trustee

---------------------------------
Mark J. Czarnecki*

______________________________   Trustee
John S. Cramer*

* By Power of Attorney